1417741

FORM D

RECEIVED NOV 01 2007 SEC MAIL PROCESSING SECTION WASH, D.C. 182

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
HedgeForum Paulson Advantage, Ltd.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

07080814

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
HedgeForum Paulson Advantage, Ltd. (the "Company")

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o M & C Corporate Services Limited, P.O. Box 309 GT, Ugland House, South Church Street, George Town, Grand Cayman, Cayman Islands, British West Indies	**(345) 945-7099**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business **Investment vehicle.**

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **A Cayman Islands exempted company**
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 08 Year 05 ☐ Actual ☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) FN

PROCESSED
NOV 08 2007
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (2-99)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Wheaton, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Maples Finance Limited, P.O. Box 1093 GT, Queensgate House, South Church Street, George Town, Grand Cayman, Cayman Islands, British West Indies

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lazzarotto, Paola

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Maples Finance Limited, P.O. Box 1093 GT, Queensgate House, South Church Street, George Town, Grand Cayman, Cayman Islands, British West Indies

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Authorized Signatory

Full Name (Last name first, if individual)
Cotton, Sean P.

Business or Residence Address (Number and Street, City, State, Zip Code)
425 Lexington Avenue, New York, New York 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		YES	NO
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$100,000*	
	* **Subject to the discretion of the Board of Directors to accept lesser amounts.**		
		YES	NO
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Citicorp Investment Services

Business or Residence Address (Number and Street, City, State, Zip Code)
153 East 53rd Street
New York, NY 10043

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citigroup Global Markets Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
388 Greenwich Street, 16th Floor
New York, NY 10013

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$5,000,000,000	$ 40,728,000
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify ____________)	$ -0-	$ -0-
Total	$ 5,000,000,000	$ 40,728,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total line. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	104	$ 40,728,000
Non-accredited investors	-0-	$ -0-
Total (for filings under Rule 504 only)	NA	$ NA

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	NA	$ NA
Regulation A	NA	$ NA
Rule 504	NA	$ NA
Total	NA	$ NA

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ -0-
Printing and Engraving Costs	☒	$*
Legal Fees	☒	$*
Accounting Fees	☒	$*
Engineering Fees	☒	$ -0-
Sales Commissions (specify finders' fees separately)	☒	$ -0-
Other Expenses (identify)	☒	$*
Total	☒	$100,000*

All offering and organizational expenses are estimated not to exceed $100,000.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expense furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $4,999,900,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers Directors & Affiliates	Payments to Others
Salaries and fees	☐ $ -0-	☐ $ -0-
Purchase of real estate	☐ $ -0-	☐ $ -0-
Purchase, rental or leasing and installation of machinery and equipment	☐ $ -0-	☐ $ -0-
Construction or leasing of plant buildings and facilities	☐ $ -0-	☐ $ -0-
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ -0-	☐ $ -0-
Repayment of indebtedness	☐ $ -0-	☐ $ -0-
Working capital	☐ $ -0-	☐ $ -0-
Other (specify) Investment Capital investing in master feeder	☐ $ -0-	☐ $ -0-
	☒ $4,999,900,000	☐ $ -0-
Column Totals	☒ $4,999,900,000	☐ $ -0-
Total Payments Listed (column totals added)	☒ $4,999,900,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice if filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
HedgeForum Paulson Advantage, Ltd.	[signature]	10/31/2007
Name (Print or Type)	Title of Signer (Print or Type)	
Sean P. Cotton	**Authorized Signatory of the Company**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001).

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENT, HedgeForum Paulson Advantage Plus, Ltd. (the "Company") does hereby appoint Sean P. Cotton of the City of New York and the State of New York, its true and lawful attorney for and in the name of HedgeForum Paulson Advantage Plus, Ltd. to execute and file a filing on Form D with the Securities and Exchange Commission and other filings on Form D and consents to service of process in all States of the United States, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands in connection with, but only in connection with, the qualification of securities of HedgeForum Paulson Advantage Plus, Ltd. under Regulation D as promulgated under the Securities Act of 1933, as amended, and the state securities or "Blue Sky" laws of the States of the United States, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands under which HedgeForum Paulson Advantage Plus, Ltd. is required to submit such documents to qualify such securities, hereby granting unto such attorney full power and authority to perform all and every act or thing whatsoever required to be done as HedgeForum Paulson Advantage Plus, Ltd. might or could do in such connection, hereby ratifying and confirming all that such attorney shall lawfully do or cause to be done in virtue hereof.

THIS POWER OF ATTORNEY shall be governed by and construed in accordance with the laws of the State of New York.

THIS POWER OF ATTORNEY shall expire and terminate on March 30, 2008.

IN WITNESS WHEREOF, I have executed this Power of Attorney this 12 day of October, 2007.

By ______________________
Michael Wheaton
Title: Director of the Company

EXEMPTED COMPANY ACKNOWLEDGMENT

CAYMAN ISLANDS) ss.

On this 12 day of October, 2007, before me Wendy Ebanks, the undersigned officer, personally appeared Michael Wheaton, known personally to me to be the Director of the above named exempted company and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the exempted company by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____
Notary Public Wendy Ebanks

My Commission expires: 31-JAN-2008

[Notarial Seal]

END